Restatement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Additional paid-in capital	$ 26,827,544		$ 26,827,544		$ 2,719,081	$ 2,716,886
Accumulated deficit	(30,701,432)		(30,701,432)		(16,205,118)	(13,221,160)
Net loss	(479,632)	(855,663)	(14,516,314)	(2,254,312)	(2,983,958)	(3,887,357)
Net loss common share - basic and diluted	$ 0.00	$ (0.10)	$ (0.32)	$ (0.26)	$ (0.09)	$ (0.13)
As Reported
Additional paid-in capital					721,731	719,536
Accumulated deficit					(14,207,768)	(11,223,810)
Gain on settlement of accrued compensation						(1,997,350)
Net loss						(1,890,007)
Net loss common share - basic and diluted						$ (0.06)
Adjustment
Additional paid-in capital					1,997,350	1,997,350
Accumulated deficit					(1,997,350)	(1,997,350)
Gain on settlement of accrued compensation						1,997,350
Net loss						(1,997,350)
As Restated
Additional paid-in capital					2,719,081	2,716,886
Accumulated deficit					(16,205,118)	(13,221,160)
Gain on settlement of accrued compensation						0
Net loss						$ (3,887,357)
Net loss common share - basic and diluted						$ (0.13)